UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-07567

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

(Exact name of Registrant as specified in charter)

One Lincoln Street
4th Floor
Boston, MA 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Nancy Conlin Vice President and Counsel State Street Bank and Trust Company Securities Finance Division- Floor 4 1 Lincoln Street Boston, Massachusetts 02111-2900	Philip H. Newman, Esq. Goodwin Procter LLP Exchange Place Boston, Massachusetts 02109

Registrant’s telephone number, including area code:  (617) 664-3669

Date of fiscal year end:  December 31

Date of reporting period:  December 31, 2012

Item 1:  Reports to Shareholders.

STATE STREET NAVIGATOR
SECURITIES LENDING PRIME
PORTFOLIO
ANNUAL REPORT
December 31, 2012

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Expense Example
December 31, 2012 (Unaudited)

As a shareholder of the State Street Navigator Securities Lending Prime Portfolio (the “Fund”), you incur ongoing costs, which include costs for portfolio management and administrative services, among others.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2012 to December 31, 2012.

The table below illustrates your Fund’s costs in two ways:

•
Based on actual fund return.  This section helps you to estimate the actual expenses that you paid over the period.  The “Ending Account Value” shown is derived from the actual return of the Fund, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•
Based on hypothetical 5% return.  This section is intended to help you compare your Fund’s costs with those of other mutual funds.  It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged.  In this case, because the return used is not the Fund’s actual return the results do not apply to your investment.  The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return.  You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2012
	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period *
Based on Actual Fund Return	$1,000.00	$1,001.50	$0.15
Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.99	$0.15

* The calculations are based on expenses incurred in the most recent fiscal period of the Fund.  The annualized average weighted expense ratio as of December 31, 2012 was 0.03%.  The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by 184/366 (the most recent six month period).

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Portfolio Statistics
December 31, 2012 (Unaudited)

Portfolio Composition By Investment Type*	December 31, 2012
Certificates of Deposit	46.5%
Financial Company Commercial Paper	19.0%
Government Agency Repurchase Agreements	19.0%
Asset Backed Commercial Paper	6.3%
Treasury Repurchase Agreements	4.6%
Other Notes	2.9%
Treasury Debt	0.8%
Government Agency Debt	0.7%
Other Assets in Excess of Liabilities	0.2%
Total	100.00%

Portfolio Composition By Rating*	December 31, 2012
A-1	50.9%
A-1+	24.7%
Repurchase Agreements (A-1)	20.5%
Repurchase Agreements (A-1+)	1.7%
Repurchase Agreements (A-2)	1.4%
A-2	0.6%
Other Assets in Excess of Liabilities	0.2%
Total	100.00%

* As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Schedule of Investments
December 31, 2012

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

	ASSET BACKED COMMERCIAL PAPER — 6.3%
P-1, A-1	Aspen Funding Corp. (a)(b)	0.300%	01/24/2013	01/24/2013	$125,000,000	$124,976,042
P-1, A-1	Aspen Funding Corp. (a)(b)	0.300%	02/25/2013	02/25/2013	50,000,000	49,977,083
P-1, A-1	Collateralized Commercial Paper Co. LLC (b)	0.370%	03/01/2013	03/01/2013	140,000,000	139,915,106
P-1, A-1	Gemini Securitization Corp. LLC (a)(b)	0.300%	02/25/2013	02/25/2013	225,000,000	224,896,875
P-1, A-1+	Kells Funding LLC (b)(c)	0.510%	01/17/2013	01/17/2013	100,000,000	99,977,333
P-1, A-1+	Kells Funding LLC (b)(c)	0.510%	01/18/2013	01/18/2013	175,000,000	174,957,854
P-1, A-1+	Kells Funding LLC (b)(c)	0.285%	03/08/2013	03/08/2013	50,000,000	49,973,417
P-1, A-2	Kells Funding LLC (b)(c)	0.317%	03/28/2013	03/28/2013	100,000,000	99,921,167
P-1, A-1	Ridgefield Funding Co. (b)(c)	0.800%	01/09/2013	01/09/2013	65,000,000	64,988,444

TOTAL ASSET BACKED COMMERCIAL PAPER						1,029,583,321

	FINANCIAL COMPANY COMMERCIAL PAPER — 19.0%
P-1, A-1	BNP Paribas (b)	0.650%	02/11/2013	02/11/2013	82,000,000	81,939,297
P-1, A-1	DNB Bank ASA (a)(b)	0.363%	01/28/2013	01/28/2013	225,000,000	225,000,000
P-1, A-1+	General Electric Capital Corp. (b)	0.230%	01/24/2013	01/24/2013	117,000,000	116,982,808
P-1, A-1+	General Electric Capital Corp. (b)	0.240%	02/25/2013	02/25/2013	60,000,000	59,978,000
P-1, A-1+	General Electric Capital Corp. (b)	0.250%	03/28/2013	03/28/2013	300,000,000	299,820,833
P-1, A-1+	General Electric Capital Corp. (b)	0.250%	04/01/2013	04/01/2013	300,000,000	299,812,500
P-1, A-1+	HSBC Bank PLC (a)(b)(d)	0.323%	01/07/2013	02/07/2013	70,000,000	70,000,000
P-1, A-1+	HSBC Bank PLC (a)(b)(d)	0.393%	01/09/2013	07/09/2013	70,000,000	70,000,000
P-1, A-1	JPMorgan Chase & Co (b)(d)	0.353%	01/07/2013	03/07/2013	300,000,000	300,000,000
P-1, A-1	JPMorgan Chase & Co (b)(d)	0.293%	01/08/2013	04/08/2013	135,000,000	135,000,000
P-1, A-1	JPMorgan Chase & Co (b)(d)	0.301%	01/22/2013	04/22/2013	160,000,000	160,000,000
P-1, A-1	Nationwide Building Society (a)(b)	0.400%	01/04/2013	01/04/2013	65,000,000	64,997,833
P-1, A-1	Nationwide Building Society (a)(b)	0.500%	02/27/2013	02/27/2013	110,000,000	109,912,917
P-1, A-1	Nationwide Building Society (a)(b)	0.380%	03/22/2013	03/22/2013	50,000,000	49,957,778
P-1, A-1	Nationwide Building Society (a)(b)	0.380%	04/02/2013	04/02/2013	115,000,000	114,889,536
P-1, A-1	Nationwide Building Society (a)(b)	0.380%	04/05/2013	04/05/2013	55,000,000	54,945,428
P-1, A-1+	Nordea Bank AB (b)	0.300%	02/04/2013	02/04/2013	300,000,000	299,915,000
P-1, A-1+	NRW Bank (a)(b)	0.210%	01/25/2013	01/25/2013	70,000,000	69,990,200
P-1, A-1	Skandinaviska Enskilda Banken AB (a)(b)	0.350%	04/19/2013	04/19/2013	150,000,000	149,842,500
P-1, A-1	Sumitomo Mitsui Banking Corp. (a)(b)	0.265%	02/15/2013	02/15/2013	300,000,000	299,900,625
P-1, A-1+	Toyota Motor Credit Corp. (b)	0.240%	02/20/2013	02/20/2013	29,000,000	28,990,333
P-1, A-1+	Toyota Motor Credit Corp. (b)	0.270%	03/08/2013	03/08/2013	27,000,000	26,986,635
P-1, A-1+	Toyota Motor Credit Corp. (b)	0.270%	03/12/2013	03/12/2013	25,250,000	25,236,744

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER						3,114,098,967

	CERTIFICATES OF DEPOSIT — 46.5%
P-1, A-1	Bank of Montreal	0.230%	03/21/2013	03/21/2013	250,000,000	250,000,000
P-1, A-1	Bank of Nova Scotia (d)	0.253%	01/07/2013	03/06/2013	500,000,000	500,000,000
P-1, A-1	Bank of Nova Scotia (d)	0.273%	01/07/2013	06/06/2013	225,000,000	225,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.260%	02/12/2013	02/12/2013	200,000,000	200,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.260%	02/12/2013	02/12/2013	200,000,000	200,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.270%	03/06/2013	03/06/2013	500,000,000	500,000,000
P-1, A-1	Barclays Bank	0.580%	02/11/2013	02/11/2013	150,000,000	150,000,000
P-1, A-1	Barclays Bank (d)	0.730%	01/22/2013	02/19/2013	150,000,000	150,000,000
P-1, A-1	Barclays Bank (d)	0.723%	01/07/2013	03/06/2013	300,000,000	300,000,000
P-1, A-1	Barclays Bank (d)	0.551%	01/22/2013	03/22/2013	75,000,000	75,000,000
P-1, A-1	BNP Paribas	0.630%	02/11/2013	02/11/2013	60,000,000	60,000,000
P-1, A-1	Canadian Imperial Bank of Commerce (d)	0.295%	01/07/2013	06/05/2013	135,000,000	135,000,000
P-1, A-1	Credit Suisse	0.330%	02/12/2013	02/12/2013	500,000,000	500,000,000
P-1, A-1	Deutsche Bank AG	0.230%	01/23/2013	01/23/2013	185,000,000	185,000,000

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Schedule of Investments (Continued)
December 31, 2012

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

	CERTIFICATES OF DEPOSIT - (continued)
P-1, A-1	ING Bank NV	0.600%	02/11/2013	02/11/2013	$500,000,000	$500,000,000
P-1, A-1	ING Bank NV	0.590%	02/15/2013	02/15/2013	450,000,000	450,000,000
P-1, A-1	Lloyds TSB Bank	0.250%	01/14/2013	01/14/2013	78,000,000	78,000,000
P-1, A-1	Lloyds TSB Bank	0.250%	01/23/2013	01/23/2013	140,000,000	140,000,000
P-1, A-1	Lloyds TSB Bank	0.290%	03/06/2013	03/06/2013	249,000,000	249,000,000
P-1, A-1+	National Australia Bank Ltd. (d)	0.315%	01/04/2013	02/04/2013	300,000,000	300,000,000
P-1, A-1+	Nordea Bank AB	0.240%	02/04/2013	02/04/2013	100,000,000	100,000,000
P-1, A-1+	Nordea Bank AB	0.240%	02/22/2013	02/22/2013	200,000,000	200,000,000
P-1, A-1	Norinchukin Bank	0.170%	01/04/2013	01/04/2013	100,000,000	100,000,000
P-1, A-1+	Rabobank Nederland NV	0.459%	01/02/2013	01/02/2013	150,000,000	150,000,000
P-1, A-1+	Rabobank Nederland NV	0.454%	01/04/2013	01/04/2013	200,000,000	200,000,000
P-1, A-1+	Rabobank Nederland NV	0.410%	01/28/2013	01/28/2013	200,000,000	200,000,000
P-1, A-1+	Rabobank Nederland NV (d)	0.430%	01/17/2013	07/17/2013	75,000,000	75,000,000
P-1, A-1+	Rabobank Nederland NV (d)	0.385%	01/25/2013	07/25/2013	45,000,000	45,000,000
P-1, A-1+	Rabobank Nederland NV (d)	0.395%	01/25/2013	07/25/2013	110,000,000	110,000,000
P-1, A-1+	Royal Bank of Canada (d)	0.360%	02/11/2013	08/12/2013	55,000,000	55,000,000
P-1, A-1+	Royal Bank of Canada (d)	0.361%	03/06/2013	09/06/2013	66,700,000	66,700,000
P-1, A-1	Skandinaviska Enskilda Banken AB	0.340%	04/12/2013	04/12/2013	374,000,000	374,000,000
P-1, A-1+	Svenska Handelsbanken AB	0.240%	02/06/2013	02/06/2013	130,000,000	130,000,000
P-1, A-1+	Svenska Handelsbanken AB	0.255%	03/13/2013	03/13/2013	250,000,000	250,002,463
P-1, A-1	Swedbank AB	0.440%	02/04/2013	02/04/2013	181,000,000	181,000,000
P-1, A-1+	Toronto Dominion Bank	0.313%	02/04/2013	02/04/2013	41,000,000	41,000,000
P-1, A-1	UBS AG (d)	0.344%	01/02/2013	05/01/2013	180,000,000	180,000,000

TOTAL CERTIFICATES OF DEPOSIT						7,604,702,463

	OTHER NOTES — 2.9%
P-1, A-1+	Arkle Master Issuer PLC (c)(d)	0.409%	01/17/2013	02/17/2013	142,000,000	142,000,000
P-2, A-1	Bank of America NA	0.310%	01/14/2013	01/14/2013	225,000,000	225,000,000
P-1, A-1	Target Corp.	0.377%	01/11/2013	01/11/2013	63,000,000	63,000,000
P-1, A-1+	Toyota Motor Credit Corp. (d)	0.361%	03/11/2013	09/09/2013	37,630,000	37,630,000

TOTAL OTHER NOTES						467,630,000

	GOVERNMENT AGENCY DEBT — 0.7%
P-1, A-1+	Federal Home Loan Mortgage Corp.	0.159%	02/11/2013	02/11/2013	113,000,000	112,979,409

	TREASURY DEBT — 0.8%
P-1, A-1+	U.S. Treasury Note	0.155%	01/15/2013	01/15/2013	135,000,000	135,062,591

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 19.0%
P-1, A-1	Agreement with Bank of Nova Scotia and The Bank of New York Mellon (Tri-Party), dated 12/31/2012 (collateralized by various U.S. Government Obligations, 2.500% - 3.500% due 07/01/2027 - 08/01/2042 valued at $291,723,242); expected proceeds $286,003,178	0.200%	01/02/2013	01/02/2013	286,000,000	286,000,000

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Schedule of Investments (Continued)
December 31, 2012

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
NR, A-1	Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/26/2012 (collateralized by various U.S. Government Obligations, 0.200% - 1.375% due 10/04/2013 - 12/20/2017 valued at $102,000,763); expected proceeds $100,002,917	0.150%	01/02/2013	01/02/2013	$100,000,000	$100,000,000
NR, A-1	Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2012 (collateralized by various U.S. Government Obligations, 2.500% - 7.500% due 12/01/2024 - 11/01/2042 valued at $204,000,000); expected proceeds $200,002,778	0.250%	01/02/2013	01/02/2013	200,000,000	200,000,000
NR, A-1	Agreement with Citigroup Global, Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/27/2012 (collateralized by various U.S. Government Obligations, 3.000% - 5.000% due 08/01/2039 - 12/20/2042 valued at $153,126,968); expected proceeds $150,005,250	0.180%	01/03/2013	01/03/2013	150,000,000	150,000,000
P-1, A-1	Agreement with Credit Agricole Corporate & Investment Bank and The Bank of New York Mellon (Tri-Party), dated 12/31/2012 (collateralized by various U.S. Government Obligations, 4.000% due 03/01/2042 valued at $162,180,000); expected proceeds $159,001,767	0.200%	01/02/2013	01/02/2013	159,000,000	159,000,000
P-1, A-1	Agreement with Credit Agricole Corporate & Investment Bank and The Bank of New York Mellon (Tri-Party), dated 12/31/2012 (collateralized by a U.S. Government Obligation, 4.500% due 08/01/2041 and a U.S. Treasury Strip, 4.125% due 05/15/2015 valued at $103,020,001); expected proceeds $101,001,234	0.220%	01/02/2013	01/02/2013	101,000,000	101,000,000
P-1, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 12/27/2012 (collateralized by various U.S. Government Obligations, 2.500% - 6.500% due 11/01/2022 - 01/01/2043 valued at $867,000,000); expected proceeds $850,036,361	0.220%	01/03/2013	01/03/2013	850,000,000	850,000,000

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Schedule of Investments (Continued)
December 31, 2012

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
P-1, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 12/31/2012 (collateralized by various U.S. Government Obligations, 0.375% - 1.000% due 11/27/2013 - 07/28/2017 valued at $146,880,000); expected proceeds $144,002,240	0.280%	01/02/2013	01/02/2013	$144,000,000	$144,000,000
P-1, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 12/31/2012 (collateralized by various U.S. Government Obligations, 2.500% - 6.500% due 05/01/2022 - 07/01/2048 valued at $510,000,000); expected proceeds $500,021,389	0.220%	01/07/2013	01/07/2013	500,000,000	500,000,000
P-1, A-1	Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 12/26/2012 (collateralized by various U.S. Government Obligations, 2.000% - 11.000% due 06/01/2013 - 01/01/2043 valued at $102,003,360); expected proceeds $100,003,889	0.200%	01/02/2013	01/02/2013	100,000,000	100,000,000
P-2, A-2	Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2012 (collateralized by a U.S. Government Obligation, 3.000% due 11/01/2042 valued at $45,900,001); expected proceeds $45,000,200	0.080%	01/02/2013	01/02/2013	45,000,000	45,000,000
P-2, A-2	Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2012 (collateralized by various U.S. Government Obligations, 3.000% - 5.000% due 08/01/2041 - 11/01/2042 valued at $183,600,001); expected proceeds $180,002,000	0.200%	01/02/2013	01/02/2013	180,000,000	180,000,000

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Schedule of Investments (Continued)
December 31, 2012

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
P-1, A-1+	Agreement with RBC Capital Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2012 (collateralized by various U.S. Government Obligations, 2.500% - 6.500% due 02/01/2026 - 11/01/2042 valued at $290,700,000); expected proceeds $285,002,850	0.180%	01/02/2013	01/02/2013	$285,000,000	$285,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS						3,100,000,000

	TREASURY REPURCHASE AGREEMENTS — 4.6%
NR, A-1	Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2012 (collateralized by various U.S. Treasury Strips, 0.125% - 4.250% due 12/31/2014 - 11/15/2040 valued at $244,800,003); expected proceeds $240,002,667	0.200%	01/02/2013	01/02/2013	240,000,000	240,000,000
NR, A-1	Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2012 (collateralized by various U.S. Treasury Strips, 0.625% - 0.875% due 12/31/2016 - 05/31/2017 valued at $306,000,097); expected proceeds $300,005,000	0.300%	01/02/2013	01/02/2013	300,000,000	300,000,000
P-1, A-1	Agreement with Credit Agricole Corporate & Investment Bank and The Bank of New York Mellon (Tri-Party), dated 12/31/2012 (collateralized by a U.S. Treasury Strip, 2.000% due 01/15/2014 valued at $121,380,081); expected proceeds $119,001,190	0.180%	01/02/2013	01/02/2013	119,000,000	119,000,000
P-1, A-1	Agreement with UBS Securities, LLC and The Bank of New York Mellon (Tri-Party), dated 12/31/2012 (collateralized by various U.S. Treasury Strips, 0.000% - 0.375% due 06/13/2013 - 07/31/2013 valued at $102,000,062); expected proceeds $100,000,944	0.170%	01/02/2013	01/02/2013	100,000,000	100,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS						759,000,000

TOTAL INVESTMENTS(e)(f) — 99.8%						16,323,056,751
Other Assets in Excess of Liabilities — 0.2%						40,425,767
NET ASSETS — 100.0%						$16,363,482,518

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Schedule of Investments (Continued)
December 31, 2012

(a)
Section 4(2) of the Securities Act of 1933 Commercial Paper. The Fund’s Portfolio Manager has deemed these securities to be liquid based upon procedures approved by the Board of Trustees. These securities represent 10.26% of net assets as of December 31, 2012.

(b)	For Commercial Paper categories, rate shown is the discount rate at time of purchase.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 3.86% of net assets as of December 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)	Floating Rate Note - Interest rate shown is rate in effect at December 31, 2012.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures. (Note 2)
(f)	Also represents the cost for federal tax purposes.
*	Moody’s rating, Standard & Poor's rating, respectively. (This information is unaudited)

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Schedule of Investments (Continued)
December 31, 2012

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2012, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 –	-
Level 2 –	$16,323,056,751
Level 3 –	-
Total	$16,323,056,751

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in the Schedule of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the year ended December 31, 2012, there were no transfers between levels.

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Statement of Assets and Liabilities
December 31, 2012

Assets:
Investments in securities, at amortized cost	$12,464,056,751
Repurchase agreements, at amortized cost	3,859,000,000
Total Investments	16,323,056,751
Cash	34,307,509
Interest receivable	6,981,277
Prepaid expenses and other assets	78,256
Total Assets	16,364,423,793

Liabilities:
Advisory fee payable	262,615
Administration fee payable	254,725
Dividend payable	127,866
Custodian fee payable	108,461
Professional fees payable	88,338
Trustee fees payable	46,805
Transfer agent fee payable	44,299
Other accrued expenses and liabilities	8,166
Total Liabilities	941,275

Net Assets	$16,363,482,518

Net assets consist of:
Capital stock, $0.001 par value; 16,363,154,093 shares issued and outstanding	$16,363,154
Capital paid in excess of par	16,346,797,381
Accumulated net realized gain on investments	321,983
Net Assets	$16,363,482,518

Net asset value, offering, and redemption price per share	$1.00

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Statement of Operations
For the Year Ended December 31, 2012

Investment Income:
Interest	$65,642,814
Expenses:
Advisory fee	3,516,576
Administration fee	1,507,104
Custodian fee	705,465
Insurance expense	304,712
Transfer agent fee	301,421
Professional fees	195,926
Trustee fee	189,523
Miscellaneous expenses	59,788
Total expenses	6,780,515
Net investment income	58,862,299

Net Realized Gain on Investments:
Net realized gain on investments	321,983

Net increase in net assets resulting from operations	$59,184,282

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Statement of Changes in Net Assets

	Year Ended December 31, 2012	Year Ended December 31, 2011
From Operations:
Net investment income	$58,862,299	$52,761,212
Net realized gain on investments	321,983	76,324
Net increase in net assets resulting from operations	59,184,282	52,837,536

Distributions From:
Net investment income	(58,862,299)	(52,761,212)
Net realized gain on investments	(76,324)	(63,497)
Total distributions	(58,938,623)	(52,824,709)

From Fund Share Transactions (at constant $1.00 per share):
Proceeds from shares sold	166,663,019,022	182,802,174,902
Cost of redemptions	(165,978,712,822)	(184,535,606,255)

Net increase (decrease) in net assets from Fund share transactions	684,306,200	(1,733,431,353)

Net increase (decrease) in net assets	684,551,859	(1,733,418,526)

Net Assets:
Beginning of period	15,678,930,659	17,412,349,185
End of period	$16,363,482,518	$15,678,930,659
Undistributed net investment income	$-	$-

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Financial Highlights

	Year Ended 12/31/12		Year Ended 12/31/11		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08

Per Share Operating Performance:
Net asset value, beginning of period	$1.0000		$1.0000		$1.0000	$1.0000	$1.0000
Net investment income	0.0029		0.0025		0.0028	0.0071	0.0297
Net realized gain on investments	0.0000	(a)	0.0000	(a)	0.0001	0.0006	—
Total from investment operations	0.0029		0.0025		0.0029	0.0077	0.0297
Distributions from:
Net investment income	(0.0029)		(0.0025)		(0.0028)	(0.0071)	(0.0297)
Net realized gain on investments	(0.0000	)(a)	(0.0000	)(a)	(0.0001)	(0.0006)	—
Total distributions	(0.0029)		(0.0025)		(0.0029)	(0.0077)	(0.0297)

Net increase from investment operations	0.0000		0.0000		0.0000	0.0000	0.0000

Net asset value, end of period	$1.0000		$1.0000		$1.0000	$1.0000	$1.0000

Total Investment Return(b)	0.29%		0.25%		0.29%	0.78%	3.01	%(c)

Ratios and Supplemental Data:
Ratio of expenses to average net assets	0.03%		0.03%		0.03%	0.04%	0.03%
Ratio of net investment income to average net assets	0.29%		0.24%		0.28%	0.71%	3.02%
Net assets, end of period (in millions)	$16,363		$15,679		$17,412	$14,599	$15,963

(a)	Amount is less than $0.00005 per share.
(b)
Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemptions on the last day of the period. Amounts for periods less than one year have not been annualized.

(c)
Total investment return would have been lower had State Street not reimbursed the fund $26,452, due to a record keeping error. The impact of the reimbursement has less than a $0.00005 impact to the fund's per share operating performance.

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Notes to Financial Statements
December 31, 2012

1.  Organization and Fund Description
State Street Navigator Securities Lending Trust (the “Trust”) was organized as a Massachusetts business trust on June 15, 1995 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Trust has established five series of shares of beneficial interest representing interests in five separate portfolios: State Street Navigator Securities Lending Government Portfolio, State Street Navigator Securities Lending Prime Portfolio, State Street Navigator Securities Lending Short-Term Bond Portfolio, State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio and State Street Navigator Securities Lending MET Portfolio (each a “Fund”).  As of December 31, 2012, only the State Street Navigator Securities Lending Prime Portfolio (the “Fund”) and the State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio have commenced operations.  Information presented in these financial statements pertains only to the Fund.  The Fund is a money market fund used as a vehicle for the investment of cash collateral received by lenders in conjunction with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”).  Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP.  The Fund’s objective is to maximize current income to the extent consistent with the preservation of capital and liquidity.

2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund:

Security Valuation: The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts. These securities are generally included in Level 2.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

Security Transactions and Related Investment Income: Securities transactions are recorded on trade date. Realized gains and losses on sales of securities are determined on the basis of identified cost. Interest income is recorded on the accrual basis. Interest income is increased by accretion of discount and reduced by amortization of premium.

Repurchase Agreements: A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Fund on repurchase is calculated to exceed the price paid by the Fund, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities ordinarily consist of United States Government securities. Repurchase agreements are fully collateralized at all times. Collateral for certain tri-party repurchase agreements is held at a third-party custodian in a segregated account for the benefit of the Fund and the counterparty. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Fund will seek to dispose of such securities; this action could involve costs or delays. The Fund typically enters into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by the Fund’s investment adviser, SSgA Funds Management, Inc. (“SSgA FM”), a subsidiary of State Street Corporation and an affiliate of State Street. However, the Fund may invest up to five percent of its net assets in repurchase agreements maturing in more than seven days.

Federal Income Taxes: It is the policy of the Fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. It is also the intention of the Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

In accordance with provisions surrounding income taxes, management has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years (the current and prior three years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

At December 31, 2012, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Notes to Financial Statements (Continued)
December 31, 2012

The tax character of distributions paid during the years ended December 31, 2012 and December 31, 2011 were as follows:

Distributions Paid From:	2012	2011
Ordinary Income	$58,938,623	$52,824,709
Long-Term Gain	-	-

As of December 31, 2012, the components of distributable earnings (accumulated losses) on a U.S. Federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gain	Total
$321,983	$-	$321,983

Dividends and Distributions to Shareholders: The Fund declares and pays dividends daily from net investment income. Distributions from long-term capital gains, if any, will be made at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States (“GAAP”).

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications: The Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown, as this could involve future claims against the Trust. However, the Trust expects the risk of losses or liabilities to be remote.

3.  Expenses
Contractual expenses of each Fund are charged to the specific Fund. Other Trust expenses are allocated to each Fund in an equitable manner, as approved by the Trustees of the Trust, taking into consideration the nature and type of expense, the number of Funds and the relative net assets of the Funds.

Fees, Compensation Paid and Transactions with Affiliates
SSgA FM serves as the Fund’s investment adviser and State Street serves as the administrator, custodian and transfer agent.

Advisory Fee: Under the terms of the investment advisory agreement, the Fund pays an advisory fee to SSgA FM at an annual rate of 0.0175% of the Fund’s average daily net assets.

Administration Fee: Under the terms of the administration agreement, the Fund pays an annual administration fee to State Street equal to 0.0075% of the Fund’s average daily net assets.

Custodian Fee: Under the terms of the custody agreement, the Fund pays an annual custody and accounting fee to State Street equal to 0.0035% of the Fund’s average daily net assets.

Transfer Agent Fee: Under the terms of the transfer agency agreement, the Fund pays an annual transfer agency fee to State Street equal to 0.0015% of the Fund's average daily net assets.

4.  Trustees’ Fees
The Trust pays each trustee who is not an officer or employee of SSgA FM or State Street $5,000 for in-person attendance at board and committee meetings and $2,000 for meetings held telephonically. The Trust also pays each trustee an annual retainer of $50,000 and pays the Chairman of the Board an additional retainer of $20,000 and the Chairman of the Audit Committee and the Chairman of the Governance Committee each an additional retainer of $5,000.

Each trustee is also reimbursed for out-of-pocket and travel expenses related to attendance of such meetings.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Notes to Financial Statements (Continued)
December 31, 2012

5.  Beneficial Interest
At December 31, 2012, five mutual fund complexes each owned over 5% of the Fund's outstanding shares, amounting to 74.33% of total shares. 15.85% of shares represents funds advised by or affiliated with SSgA FM. A redemption by one or more of the Fund's shareholders may cause the remaining shareholders to bear proportionately higher operating expenses and otherwise affect the Fund's future liquidity and investment operations.

6.  Subsequent Events
Management has evaluated the possibility of subsequent events affecting the Fund's financial statements. On January 14, 2013, there was a decrease in the total assets of the Fund due to a unit holder redeeming its units by way of an in-kind distribution of approximately 37.6% of the assets of the Fund to invest in a new series of the Trust, the State Street Navigator Securities Lending MET Portfolio, which commenced operations on the same day. The redemption did not affect the net asset value of the Fund, which remained at $1.00.

Report of Independent Registered Public Accounting Firm

To the Trustees of State Street Navigator Securities Lending Trust and Shareholders of State Street Navigator Securities Lending Prime Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the State Street Navigator Securities Lending Prime Portfolio (one of the Portfolios constituting the State Street Navigator Securities Lending Trust, hereafter referred to as the "Fund") at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.  These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits.  We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
February 27, 2013

PricewaterhouseCoopers LLP, 125 High Street, Boston, MA 02110
T: (617) 530 5000, F: (617) 530 5001, www.pwc.com/us

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
General Information
December 31, 2012 (Unaudited)

Proxy Voting Policies and Procedures
Information regarding the Fund's proxy voting policies and procedures, as well as information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Trustees and Officers Information
December 31, 2012

The following tables set forth information concerning the trustees and officers of the Trust.  The Statement of Additional Information includes additional information about Trust’s trustees and is available upon request, without charge, by calling 617-664-5370.

Name, Address, and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee for the Past Five Years
INDEPENDENT TRUSTEES:
Michael Jessee State Street Navigator Securities Lending Trust One Lincoln Street Boston, MA 02111 DOB: 1946	Trustee and Chairman of the Board	Term: Indefinite Elected: 2/96	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989–2009).	5	None
George J. Sullivan, Jr. State Street Navigator Securities Lending Trust One Lincoln Street Boston, MA 02111 DOB: 1942	Trustee	Term: Indefinite Elected: 2/96	Retired since January 2012; previously President, Newfound Consultants Inc., a financial consulting firm (1997–December 2011).	5
Trustee, director of various registered investment companies with multiple portfolios advised and/or administered by SEI Corporation; Member of the Board of Governors of the Independent Directors Council; Member of the independent review committee for SEI’s Canadian-registered mutual funds.

Peter Tufano State Street Navigator Securities Lending Trust One Lincoln Street Boston, MA 02111 DOB: 1957	Trustee	Term: Indefinite Elected: 2/96	Dean, University of Oxford’s Said Business School (2011-present); Sylvan C. Coleman Senior Associate Dean and Professor of Financial Management at Harvard Business School (1989–2011).	5	Trustee, GMO Funds

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Trustees and Officers Information
December 31, 2012

INTERESTED TRUSTEES(1) :
Nicolas Bonn State Street Navigator Securities Lending Trust One Lincoln Street Boston, MA 02111 DOB: 1961	Trustee	Term: Indefinite Elected: 2/12	Head of Securities Finance division of State Street (2010-present); Head of Transition Management for State Street Global Markets (1992-2008) and (2011-present); Global head of sales for State Street Global Market and Securities Finance (2009-2010); Head of Sales for State Street’s combined trading and lending business (2009-2010); Managing Director of State Street’s equity trading and transitions management business (1992-2008).	5
President, Chief Executive Officer and Chairman of the Board of State Street Global Markets, LLC
(2003-present);
State Street Global Markets
International Ltd
(2003-present);
Board Member of State Street New Hampshire (2011-present); Board Members of Northeastern University’s College of Business (2003-present); Board Member of Elkins McSerry, LLC (2001-present) Board Member of the Securities Industry and Financial Markets Association (SIFMA) Institutional Brokerage Committee (2011-present).

(1)  Mr. Bonn is an Interested Trustee because of his employment by State Street, an affiliate of the Trust.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Trustees and Officers Information
December 31, 2012

Name, Address, and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
OFFICERS:
Ellen M. Needham SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 DOB: 1967	President	Term: Indefinite Elected: 9/12	President and Director (June 2012-present), Chief Operating Officer (May 2010-June 2012), SSGA Funds Management, Inc.; Senior Managing Director, State Street Global Advisors (1992-present).*	------	------
Mark Hansen State Street Bank and Trust Company One Lincoln Street Boston, MA 02111 DOB: 1968	Vice President	Term: Indefinite Elected: 02/09
Senior Vice President and Director of Global Securities Compliance, State Street Bank and Trust Company (2007– present); Managing Partner, Chief Legal & Compliance Officer, Alta Capital Group, LLC (2005-2007); and
Chief Compliance Officer, State Street Global Markets, LLC (1999-2005).
				------	------
H. Owen Nichols State Street Bank and Trust Company One Lincoln Street Boston, MA 02111 DOB: 1974	Vice President	Term: Indefinite Elected: 9/12	Vice President of the Securities Finance division of State Street (2006-present); Associate of the Securities Finance Division of State Street (1997-2006).
Laura F. Dell State Street Bank and Trust Company 4 Copley Place 5th floor Boston, MA 02116 DOB: 1964	Treasurer Assistant Treasurer	Term: Indefinite Elected: 11/10 8/08-11/10	Vice President of State Street Bank and Trust Company (2007– present); prior to July 2, 2007, Investors Financial Corporation (since 2002).	------	------
Chad C. Hallett State Street Bank and Trust Company 4 Copley Place 5th floor Boston, MA 02116 DOB: 1969	Assistant Treasurer	Term: Indefinite Elected: 9/11	Vice President of State Street Bank and Trust Company (2001-present).*	------	------
Caroline M. Connolly State Street Bank and Trust Company 4 Copley Place 5th floor Boston, MA 02116 DOB: 1975	Assistant Treasurer	Term: Indefinite Elected: 9/11	Assistant Vice President of Fund Administration of State Street Bank and Trust Company (2007 - present).	------	------
Nancy L. Conlin State Street Bank and Trust Company One Lincoln Street Boston, MA 02111 DOB: 1953	Secretary	Term: Indefinite Elected: 3/08	Vice President and Managing Counsel, State Street Bank and Trust Company (2007–present); General Counsel, Plymouth Rock Companies (2004-2007).	------	------

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Trustees and Officers Information
December 31, 2012

Cuan Coulter State Street Financial Center One Lincoln Street Boston, MA 02111 DOB: 1972	Chief Compliance Officer	Term: Interim Elected: 12/2010
Chief Compliance Officer of State Street Corporation (since January 2011); Executive Vice President of State Street Corporation (since April 2012); Senior Vice President of State Street Corporation (January 2011-March 2012); Chief Compliance Officer SSgA Funds Management, Inc. (2009-2011); Senior Vice President, Chief Compliance Officer State Street Global Advisor (2009-2011); Senior Vice President, Senior Compliance Officer, State Street Global Advisors (2008- 2009); Partner, Pricewaterhouse Coopers, LLP (1995-2008)
			------	------

*Served in various capacities and/or with various affiliated entities during time period noted.

Trustees Nicholas Bonn Michael A. Jessee George J. Sullivan Jr. Peter Tufano	Investment Adviser SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111
Independent Public Registered Accounting Firm PricewaterhouseCoopers LLP 125 High Street Boston, MA 02110	Legal Counsel GoodwinProcter LLP 53 State Street Exchange Place Boston, MA 02109

Administrator, Custodian and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

State Street Navigator Securities Lending Trust
c/o State Street Bank and Trust Company
Securities Finance
State Street Financial Center
One Lincoln Street
Boston, MA 02111

This report is for shareholder information.  This is not a prospectus intended for use in the purchase or sale of Fund shares.

STATE STREET NAVIGATOR
SECURITIES LENDING TIAA-CREF
SHORT TERM LENDING
PORTFOLIO
ANNUAL REPORT
December 31, 2012

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
Expense Example
December 31, 2012 (Unaudited)

As a shareholder of the State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio (the “Fund”), you incur ongoing costs, which include costs for portfolio management and administrative services, among others.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2012 to December 31, 2012.

The table below illustrates your Fund’s costs in two ways:

•
Based on actual fund return.  This section helps you to estimate the actual expenses that you paid over the period.  The “Ending Account Value” shown is derived from the actual return of the Fund, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•
Based on hypothetical 5% return.  This section is intended to help you compare your Fund’s costs with those of other mutual funds.  It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged.  In this case, because the return used is not the Fund’s actual return the results do not apply to your investment.  The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return.  You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2012
	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period *
Based on Actual Fund Return	$1,000.00	$1,000.80	$0.20
Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.94	$0.20

* The calculation is based on expenses incurred in the most recent fiscal period of the Fund.  The annualized average weighted expense ratio as of December 31, 2012 was 0.04%.  The dollar amount shown as “Expenses Paid” is equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by 184/366 (the most recent six month period).

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
Portfolio Statistics
December 31, 2012 (Unaudited)

Portfolio Composition By Investment Type*	December 31, 2012
Government Agency Repurchase Agreements	77.5%
Treasury Repurchase Agreements	22.5%
Total	100.00%

Portfolio Composition By Rating*	December 31, 2012
Repurchase Agreements (A-1)	76.6%
Repurchase Agreements (A-2)	23.4%
Total	100.00%

* As a percentage of net assets as of the date indicated.  The Portfolio’s composition will vary over time.

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
Schedule of Investments
December 31, 2012

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 77.5%
P-1, A-1	Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 12/31/2012 (collateralized by various U.S. Government Obligations, 0.000% - 4.000% due 09/15/2025 - 12/20/2060 valued at $86,700,000); expected proceeds $85,000,897	0.190%	01/02/2013	01/02/2013	$85,000,000	$85,000,000
NR, A-1	Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2012 (collateralized by various U.S. Government Obligations, 3.000% - 3.500% due 11/20/2042 -12/20/2042 valued at $255,000,000); expected proceeds $250,003,056	0.220%	01/02/2013	01/02/2013	250,000,000	250,000,000
P-1, A-1	Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 12/31/2012 (collateralized by a U.S. Government Obligation, 3.000% due 09/20/2042 valued at $204,000,001); expected proceeds $200,002,444	0.220%	01/02/2013	01/02/2013	200,000,000	200,000,000
P-1, A-1	Agreement with ING Financial Markets, LLC and JP Morgan Chase & Co. (Tri-Party), dated 12/31/2012 (collateralized by various U.S. Government Obligations, 3.500% - 5.500% due 12/01/2025 - 10/01/2041 valued at $202,980,564); expected proceeds $199,002,101	0.190%	01/02/2013	01/02/2013	199,000,000	199,000,000
P-1, A-1	Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 12/31/2012 (collateralized by various U.S. Government Obligations, 3.500% - 6.000% due 02/01/2026 - 07/01/2042 valued at $61,200,987); expected proceeds $60,000,833	0.250%	01/02/2013	01/02/2013	60,000,000	60,000,000
P-2, A-2	Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2012 (collateralized by various U.S. Government Obligations, 3.500% - 4.000% due 03/01/2026 - 12/01/2042 valued at $197,880,001); expected proceeds $194,002,156	0.200%	01/02/2013	01/02/2013	194,000,000	194,000,000

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
Schedule of Investments (Continued)
December 31, 2012

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS (continued)
P-2, A-2	Agreement with Morgan Stanley and Co., Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2012 (collateralized by various U.S. Government Obligations, 3.500% - 4.500% due 04/01/2041 - 08/01/2042 valued at $234,600,000); expected proceeds $230,003,194	0.250%	01/02/2013	01/02/2013	$230,000,000	$230,000,000
P-1, A-1	Agreement with Societe Generale and The Bank of New York Mellon (Tri-Party), dated 12/31/2012 (collateralized by various U.S. Government Obligations, 3.500% - 4.500% due 02/01/2031 - 12/01/2042 valued at $204,000,001); expected proceeds $200,002,444	0.220%	01/02/2013	01/02/2013	200,000,000	200,000,000

	TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					1,418,000,000

	TREASURY REPURCHASE AGREEMENTS — 22.5%
NR, A-1	Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2012 (collateralized by a U.S. Treasury Strip, 2.125% due 12/31/2015 valued at $185,640,054); expected proceeds $182,002,022	0.200%	01/02/2013	01/02/2013	182,000,000	182,000,000
P-2, A-2	Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2012 (collateralized by a U.S. Treasury Strip, 0.875% due 02/28/2017 valued at $5,417,293); expected proceeds $5,311,047	0.160%	01/02/2013	01/02/2013	5,311,000	5,311,000
P-2, A-1	Agreement with RBS Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 12/31/2012 (collateralized by U.S. Treasury Notes, 0.250% - 1.750% due 03/31/2014 - 10/31/2014 valued at $229,503,397); expected proceeds $225,002,500	0.200%	01/02/2013	01/02/2013	225,000,000	225,000,000

	TOTAL TREASURY REPURCHASE AGREEMENTS					412,311,000

TOTAL INVESTMENTS(a)(b)† — 100.0%						1,830,311,000
Liabilities in Excess of Assets — (0.00)%(c)						(125,869)
NET ASSETS — 100.0%						$1,830,185,131

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.
(b)	Also represents the cost for federal tax purposes.
(c)	Amount represents less than 0.05% of net assets.
†	See Note 2 of the Notes to Financial Statements.
*	Moody's rating, Standard & Poor's rating, respectively. (This information is unaudited)

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
Schedule of Investments (Continued)
December 31, 2012

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2012, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 –	-
Level 2 –	$1,830,311,000
Level 3 –	-
Total	$1,830,311,000

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in the Schedule of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the year ended December 31, 2012, there were no transfers between levels.

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
Statement of Assets and Liabilities
December 31, 2012

Assets:
Repurchase agreements, at amortized cost	$1,830,311,000
Cash	937
Interest receivable	10,848
Prepaid expenses and other assets	6,591
Total Assets	1,830,329,376

Liabilities:
Professional fees payable	43,080
Advisory fee payable	29,369
Administration fee payable	26,068
Trustee fees payable	19,244
Custodian fee payable	10,990
Dividend payable	8,674
Transfer agent fee payable	4,821
Other accrued expenses and liabilities	1,999
Total Liabilities	144,245
Net Assets	$1,830,185,131

Net assets consist of:
Capital stock, $0.001 par value; $1,830,185,131 shares issued and outstanding	$1,830,185
Capital paid in excess of par	1,828,354,946
Net Assets	$1,830,185,131

Net asset value, offering, and redemption price per share	$1.00

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
Statement of Operations
For the Year Ended December 31, 2012

Investment Income:
Interest	$3,387,987
Expenses:
Advisory fee	325,862
Administration fee	139,655
Professional fees	77,669
Trustee fee	85,443
Custodian fee	65,172
Transfer agent fees	27,931
Insurance expense	25,429
Miscellaneous expenses	7,345
Total expenses	754,506
Net investment income	2,633,481

Net increase in net assets resulting from operations	$2,633,481

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
Statement of Changes in Net Assets

	Year Ended December 31 2012	Period Ended December 31, 2011*
From Operations:
Net investment income	$2,633,481	$256,982
Net increase in net assets from operations	2,633,481	256,982

Distributions From:
Net investment income	(2,633,481)	(256,982)

From Fund Share Transactions (at constant $1.00 per share):
Proceeds from shares sold	13,002,045,879	5,082,824,611
Cost of redemptions	(12,522,246,468)	(3,732,438,891)

Net increase in net assets from Fund share transactions	479,799,411	1,350,385,720

Net increase in net assets	479,799,411	1,350,385,720

Net Assets:
Beginning of period	1,350,385,720	—
End of period	$1,830,185,131	$1,350,385,720
Undistributed net investment income	$—	$—

*The Portfolio commenced operations on August 25, 2011.

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
Financial Highlights

	Year Ended December 31, 2012	Period Ended December 31, 2011*

Per Share Operating Performance:

Net asset value, beginning of period	$1.0000	$1.0000

Net investment income	0.0001	0.0002
Total from investment operations	0.0001	0.0002

Distributions from:
Net investment income	(0.0001)	(0.0002)

Net asset value, end of period	$1.0000	$1.0000

Total Investment Return(a)	0.14%	0.02%

Ratios and Supplemental Data:

Ratio of net expenses to average net assets	0.04%	0.04	%(b)

Ratio of net investment income to average net assets	0.14%	0.05	%(b)

Net assets, end of period (in millions)	$1,830	$1,350

*	The Portfolio commenced operations on August 25, 2011.

(a)
Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemptions on the last day of the period.  Amounts for periods less than one year have not been annualized.

(b)	Annualized.

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
Notes to Financial Statements
December 31, 2012

1.  Organization and Fund Description
State Street Navigator Securities Lending Trust (the “Trust”) was organized as a Massachusetts business trust on June 15, 1995 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Trust has established five series of shares of beneficial interest representing interests in five separate portfolios: State Street Navigator Securities Lending Government Portfolio, State Street Navigator Securities Lending Prime Portfolio, State Street Navigator Securities Lending Short-Term Bond Portfolio, State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio and State Street Navigator Securities Lending MET Portfolio (each a “Fund”). As of December 31, 2012, only the State Street Navigator Securities Lending Prime Portfolio and the State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio (the “Fund”) have commenced operations.  The Fund commenced operations on August 25, 2011. Information presented in these financial statements pertains only to the Fund. The Fund is a money market fund used as a vehicle for the investment of cash collateral received by lenders in conjunction with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”). Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP.  Shares of the Fund are only offered to, and may only be held by, the College Retirement Equities Fund, the TIAA-CREF Funds, The TIAA-CREF Life Funds and TIAA Separate Account VA-1 and their respective series, portfolios or sub-accounts. The Fund’s objective is to maximize current income to the extent consistent with the preservation of capital and liquidity.

2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund:

Security Valuation: The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts. These securities are generally included in Level 2.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

Security Transactions and Related Investment Income: Securities transactions are recorded on trade date.  Realized gains and losses on sales of securities are determined on the basis of identified cost. Interest income is recorded on the accrual basis.  Interest income is increased by accretion of discount and reduced by amortization of premium.

Repurchase Agreements:  A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time.  The total amount received by the Fund on repurchase is calculated to exceed the price paid by the Fund, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities.  The underlying securities ordinarily consist of United States Government securities.  Repurchase agreements are fully collateralized at all times.  Collateral for certain tri-party repurchase agreements is held at a third-party custodian in a segregated account for the benefit of the Fund and the counterparty.  The use of repurchase agreements involves certain risks.  For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise), the Fund will seek to dispose of such securities; this action could involve costs or delays.  The Fund typically enters into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by the Fund’s investment adviser, SSgA Funds Management, Inc. (“SSgA FM”), a subsidiary of State Street Corporation and an affiliate of State Street.  However, the Fund may invest up to five percent of its net assets in repurchase agreements maturing in more than seven days.

Federal Income Taxes:  It is the policy of the Fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies.  It is also the intention of the Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
Notes to Financial Statements (Continued)
December 31, 2012

In accordance with provisions surrounding income taxes, management has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

At December 31, 2012, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

The tax character of distributions paid during the year ended December 31, 2012 and the period ended December 31, 2011 were as follows:

Distributions Paid From:
	2012	2011
Ordinary Income	$2,633,481	256,982
Long-Term Gain	-	-

As of December 31, 2012, the components of distributable earnings (accumulated losses) on a U.S. Federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gain	Total
$-	$-	$-

Dividends and Distributions to Shareholders:  The Fund declares and pays dividends daily from net investment income.  Distributions from long-term capital gains, if any, will be made at least annually.  Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States (“GAAP”).

Use of Estimates: The preparation of financial statements, in conformity with GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Indemnifications: The Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.  In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown, as this could involve future claims against the Trust. However, the Trust expects the risk of losses or liabilities to be remote.

3.  Expenses
Contractual expenses of each Fund are charged to the specific Fund.  Other Trust expenses are allocated to each Fund in an equitable manner, as approved by the Trustees of the Trust, taking into consideration the nature and type of expense, the number of Funds and the relative net assets of the Funds.

Fees, Compensation Paid and Transactions with Affiliates
SSgA FM serves as the Fund’s investment adviser and State Street serves as the administrator, custodian and transfer agent.

Advisory Fee: Under the terms of the investment advisory agreement, the Fund pays an advisory fee to SSgA FM at an annual rate of 0.0175% of the Fund’s average daily net assets.

Administration Fee: Under the terms of the administration agreement, the Fund pays an annual administration fee to State Street equal to 0.0075% of the Fund’s average daily net assets.

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
Notes to Financial Statements (Continued)
December 31, 2012

Custodian Fee: Under the terms of the custody agreement, the Fund pays an annual custody and accounting fee to State Street equal to 0.0035% of the Fund’s average daily net assets.

Transfer Agent Fee: Under the terms of the transfer agency agreement, the Fund pays an annual transfer agency fee to State Street equal to 0.0015% of the Fund's average daily net assets.

4.  Trustees’ Fees
The Trust pays each trustee who is not an officer or employee of SSgA FM or State Street $5,000 for in-person attendance at board and committee meetings and $2,000 for meetings held telephonically. The Trust also pays each trustee an annual retainer of $50,000 and pays the Chairman of the Board an additional retainer of $20,000 and the Chairman of the Audit Committee and the Chairman of the Governance Committee each an additional retainer of $5,000.

Each trustee is also reimbursed for out-of-pocket and travel expenses related to attendance of such meetings.

5.  Beneficial Interest
At December 31, 2012, two shareholders each owned over 5% of the Fund's outstanding shares, amounting to 100% of total shares. A redemption by one or more of the Fund's shareholders may cause the remaining shareholder to bear proportionately higher operating expenses and otherwise affect the Fund's future liquidity and investment operations.

Report of Independent Registered Public Accounting Firm

To the Trustees of State Street Navigator Securities Lending Trust and Shareholders of State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio (one of the Portfolios constituting the State Street Navigator Securities Lending Trust, hereafter referred to as the "Fund") at December 31, 2012, and the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the year then ended and for the period August 25, 2011 (commencement of operations) through December 31, 2011, in conformity with accounting principles generally accepted in the United States of America.  These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits.  We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
February 27, 2013

PricewaterhouseCoopers LLP, 125 High Street, Boston, MA 02110
T: (617) 530 5000, F: (617) 530 5001, www.pwc.com/us

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
General Information
December 31, 2012 (Unaudited)

Proxy Voting Policies and Procedures
Information regarding the Fund's proxy voting policies and procedures, as well as information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended December 31 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
Trustees and Officers Information
December 31, 2012

The following tables set forth information concerning the trustees and officers of the Trust. The Statement of Additional Information includes additional information about Trust’s trustees and is available upon request, without charge, by calling 617-664-5370.

Name, Address, and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee for the Past Five Years
INDEPENDENT TRUSTEES:
Michael Jessee State Street Navigator Securities Lending Trust One Lincoln Street Boston, MA 02111 DOB: 1946	Trustee and Chairman of the Board	Term: Indefinite Elected: 2/96	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989–2009).	5	None
George J. Sullivan, Jr. State Street Navigator Securities Lending Trust One Lincoln Street Boston, MA 02111 DOB: 1942	Trustee	Term: Indefinite Elected: 2/96	Retired since January 2012; previously President, Newfound Consultants Inc., a financial consulting firm (1997–December 2011).	5
Trustee, director of various registered investment companies with multiple portfolios advised and/or administered by SEI Corporation; Member of the Board of Governors of the Independent Directors Council; Member of the independent review committee for SEI’s Canadian-registered mutual funds.

Peter Tufano State Street Navigator Securities Lending Trust One Lincoln Street Boston, MA 02111 DOB: 1957	Trustee	Term: Indefinite Elected: 2/96	Dean, University of Oxford’s Said Business School (2011-present); Sylvan C. Coleman Senior Associate Dean and Professor of Financial Management at Harvard Business School (1989–2011).	5	Trustee, GMO Funds

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
Trustees and Officers Information
December 31, 2012

INTERESTED TRUSTEES(1) :
Nicolas Bonn State Street Navigator Securities Lending Trust One Lincoln Street Boston, MA 02111 DOB: 1961	Trustee	Term: Indefinite Elected: 2/12	Head of Securities Finance division of State Street (2010-present); Head of Transition Management for State Street Global Markets (1992-2008) and (2011-present); Global head of sales for State Street Global Market and Securities Finance (2009-2010); Head of Sales for State Street’s combined trading and lending business (2009-2010); Managing Director of State Street’s equity trading and transitions management business (1992-2008).	5
President, Chief Executive Officer and Chairman of the Board of State Street Global Markets, LLC (2003-present); Board Member of State Street Global Markets International Ltd (2003-present);
Board Member of State Street New Hampshire (2011-present); Board Members of Northeastern University’s College of Business (2003-present); Board Member of Elkins McSerry, LLC (2001-present) Board Member of the Securities Industry and Financial Markets Association (SIFMA) Institutional Brokerage Committee (2011-present).

(1) Mr. Bonn is an Interested Trustee because of his employment by State Street, an affiliate of the Trust.

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
Trustees and Officers Information
December 31, 2012

Name, Address, and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
OFFICERS:
Ellen M. Needham SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 DOB: 1967	President	Term: Indefinite Elected: 9/12	President and Director (June 2012-present), Chief Operating Officer (May 2010-June 2012), SSGA Funds Management, Inc.; Senior Managing Director, State Street Global Advisors (1992-present).*	------	------
Mark Hansen State Street Bank and Trust Company One Lincoln Street Boston, MA 02111 DOB: 1968	Vice President	Term: Indefinite Elected: 02/09
Senior Vice President and Director of Global Securities Compliance, State Street Bank and Trust Company (2007– present); Managing Partner, Chief Legal & Compliance Officer, Alta Capital Group, LLC (2005-2007); and
Chief Compliance Officer, State Street Global Markets, LLC (1999-2005).
				------	------
H. Owen Nichols State Street Bank and Trust Company One Lincoln Street Boston, MA 02111 DOB: 1974	Vice President	Term: Indefinite Elected: 9/12	Vice President of the Securities Finance division of State Street (2006-present); Associate of the Securities Finance Division of State Street (1997-2006).
Laura F. Dell State Street Bank and Trust Company 4 Copley Place 5th floor Boston, MA 02116 DOB: 1964	Treasurer Assistant Treasurer	Term: Indefinite Elected: 11/10 8/08-11/10	Vice President of State Street Bank and Trust Company (2007– present); prior to July 2, 2007, Investors Financial Corporation (since 2002).	------	------
Chad C. Hallett State Street Bank and Trust Company 4 Copley Place 5th floor Boston, MA 02116 DOB: 1969	Assistant Treasurer	Term: Indefinite Elected: 9/11	Vice President of State Street Bank and Trust Company (2001-present).*	------	------
Caroline M. Connolly State Street Bank and Trust Company 4 Copley Place 5th floor Boston, MA 02116 DOB: 1975	Assistant Treasurer	Term: Indefinite Elected: 9/11	Assistant Vice President of Fund Administration of State Street Bank and Trust Company (2007 - present).	------	------

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
Trustees and Officers Information
December 31, 2012

Nancy L. Conlin State Street Bank and Trust Company One Lincoln Street Boston, MA 02111 DOB: 1953	Secretary	Term: Indefinite Elected: 3/08	Vice President and Managing Counsel, State Street Bank and Trust Company (2007–present); General Counsel, Plymouth Rock Companies (2004-2007).	------	------
Cuan Coulter State Street Financial Center One Lincoln Street Boston, MA 02111 DOB: 1972	Chief Compliance Officer	Term: Interim Elected: 12/2010
Chief Compliance Officer of State Street Corporation (since January 2011); Executive Vice President of State Street Corporation (since April 2012); Senior Vice President of State Street Corporation (January 2011-March 2012); Chief Compliance Officer SSgA Funds Management, Inc. (2009-2011); Senior Vice President, Chief Compliance Officer State Street Global Advisor (2009-2011); Senior Vice President, Senior Compliance Officer, State Street Global Advisors (2008- 2009); Partner, Pricewaterhouse Coopers, LLP (1995-2008)
				------	------

*Served in various capacities and/or with various affiliated entities during time period noted.

Trustees Nicholas Bonn Michael A. Jessee George J. Sullivan Jr. Peter Tufano	Investment Adviser SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111
Independent Public Registered Accounting Firm PricewaterhouseCoopers LLP 125 High Street Boston, MA 02110	Legal Counsel GoodwinProcter LLP 53 State Street Exchange Place Boston, MA 02109

Administrator, Custodian and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

State Street Navigator Securities Lending Trust
c/o State Street Bank and Trust Company
Securities Finance
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Item 2.  Code of Ethics.

As of the end of the period, December 31, 2012, State Street Navigator Securities Lending Trust (the “Trust” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Trust’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).  The Trust has not made any amendments to its code of ethics during the covered period.  The Trust has not granted any waivers from any provisions of the code of ethics during the covered period.  A copy of the Trust’s code of ethics is filed as Exhibit 12(a)(1) to this Form N-CSR.

Item 3.  Audit Committee Financial Expert.

The Trust’s Board of Trustees (the “Board”) has determined that the Trust has at least one “audit committee financial expert” as defined in Item 3(b) of Form N-CSR serving on its Audit Committee:  Mr. George Sullivan.  Mr. Sullivan is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.”  Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation.  Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Trustees.

Item 4.  Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended December 31, 2012 and December 31, 2011, the aggregate audit fees billed for professional services rendered by PricewaterhouseCoopers LLP (“PwC”), the Trust’s principal accountant, for the audit of the Trust’s annual financial statements or services normally provided by PwC in connection with the Trust’s statutory and regulatory filings and engagements were $93,250 and $86,500, respectively.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2012 and December 31, 2011, there were no fees for assurance and related services by PwC reasonably related to the performance of the audit of the Trust’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

The aggregate tax fees billed for professional services rendered by PwC for tax compliance, tax advice, and tax planning in the form of preparation of excise filings and income tax returns for the last two fiscal years ended December 31, 2012 and December 31, 2011 were $9,750 and $9,000, respectively.

(d)	All Other Fees

For the fiscal years ended December 31, 2012 and December 31, 2011, there were no fees billed for professional services rendered by PwC for products and services provided by PwC to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended December 31, 2012 and December 31, 2011, the aggregate fees billed for professional services rendered by PwC for products and services provided by PwC to SSgA Funds Management, Inc. (the “Adviser”) and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Trust’s audit committee, were $0 and $0, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Trust’s Audit Committee Charter states the following with respect to pre-approval procedures:

“Pre-Approval Requirements.  Before the independent accountants are engaged by the Trust to render audit or non-audit services, either:

1.
The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust.  The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals.  Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting; or

2.
The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee.  Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser.  The Audit Committee must be informed of each service entered into pursuant to the policies and procedures.  A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

De Minimis Exceptions to Pre-Approval Requirements.  Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if:  (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent accountants during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

Pre-Approval of Non-Audit Services Provided to the Adviser and Certain Control Persons.  The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent accountants to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent accountants’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust.  It shall be the responsibility of the independent accountants to notify the Audit Committee of any non-audit services that need to be pre-approved.

•
Application of De Minimis Exception:  The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the “total amount of revenues” calculation is based on the total amount of revenues paid to the independent accountants by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).”

(e)(2)	Percentages of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended December 31, 2012 and December 31, 2011, the aggregate non-audit fees billed by PwC for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were $15,038,499 and $16,579,833, respectively.

(h)	PwC notified the Trust's Audit Committee of all non-audit services that were rendered by PwC to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust’s Audit Committee to consider whether such services were compatible with maintaining PwC’s independence.

Item 5.  Disclosure of Audit Committees for Listed Companies.

Not applicable to the Registrant.

Item 6.  Schedule of Investments.

(a)	Schedule of Investments is included as part of Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

 The Registrant does not have procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.  Controls and Procedures.

(a)  The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)  There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust’s second fiscal quarter of the period covered by this Form N-CSR filing that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)           Amended Code of Ethics pursuant to in Item 2 of Form N-CSR is attached hereto.

(a)(2)           Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)           Not applicable to the Registrant.

(b)               Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(REGISTRANT):	State Street Navigator Securities Lending Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	March 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	March 8, 2013

By:	/s/ Laura Dell
Laura Dell
Treasurer (Principal Financial and Accounting Officer)

Date:	March 8, 2013